T. ROWE PRICE High Yield Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 7,670 8,026
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 605 682
Total Asset-Backed Securities (Cost $8,838) 8,708
BANK LOANS  4.8% (2)
Broadcasting  0.3%
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29 (3) 8,851 8,519
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.179%,
10/11/29 (4) 5,721 5,636
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%,
2/19/30 (5) 9,906 8,816
22,971
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.65%, 1/18/28  21,423 21,339
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 9.00%, 4/15/27  11,852 11,573
Radiate Holdco, FRN, 1M TSFR + 3.50%, 9.43%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (6) 15,693 12,763
45,675
Chemicals  0.1%
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.728%,
4/23/29  13,121 10,368
10,368
Financial  0.4%
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 9.046%,
5/6/32  24,531 25,021
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.566%, 10/6/28  3,083 3,085
28,106
Information Technology  1.1%
Central Parent, FRN, 3M TSFR + 3.25%, 7.546%, 7/6/29  6,748 5,631
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32  22,179 22,789
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.296%, 5/9/33  19,850 19,763
X, 9.50%, 10/26/29  25,505 25,054
73,237

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.43%, 3/9/27  6,740 6,504
6,504
Services  0.4%
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.166%,
12/10/29 (3) 17,412 17,395
Hertz, Term B, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  9,813 8,366
Hertz, Term C, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  1,927 1,642
27,403
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/31/28  84,752 82,342
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/20/29  30,561 28,952
111,294
Total Bank Loans (Cost $332,217) 325,558
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (1)(4)(5) — —
—
Hospital Supplies/Hosp Management  0.1%
Bausch + Lomb (4)(7) 575 8,419
8,419
Metals & Mining  0.1%
Constellium (4) 286 4,142
4,142
Total Common Stocks (Cost $14,662) 12,561
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  7,185 7,171
7,171
Information Technology  0.2%
Snap, 0.125%, 3/1/28  11,345 10,000
10,000
Total Convertible Bonds (Cost $17,051) 17,171

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.6%
Aerospace & Defense  0.3%
Boeing, 6.00%, 10/15/27  216 16,057
16,057
Financial  0.1%
Ares Management, Series B, 6.75%, 10/1/27  168 9,198
9,198
Forest Products  0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27,
Cost $16 (4)(5)(8) 49 —
—
Insurance  0.2%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $16,700 (4)
(5)(8) 694 16,700
16,700
Total Convertible Preferred Stocks (Cost $35,171) 41,955
CORPORATE BONDS  90.3%
Aerospace & Defense  2.4%
CACI International, 6.375%, 6/15/33 (1) 9,670 9,960
TransDigm, 6.00%, 1/15/33 (1) 10,440 10,557
TransDigm, 6.25%, 1/31/34 (1)(7) 6,200 6,347
TransDigm, 6.375%, 5/31/33 (1) 16,550 16,757
TransDigm, 6.625%, 3/1/32 (1) 24,675 25,384
TransDigm, 6.75%, 1/31/34 (1) 20,225 20,832
TransDigm, 6.875%, 12/15/30 (1) 47,248 49,020
TransDigm, 7.125%, 12/1/31 (1) 19,092 19,880
158,737
Airlines  0.4%
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
11.5% PIK) (1)(6) 8,165 8,181
American Airlines Group, 10.75%, 2/15/26, (10.75% Cash or
12% PIK) (1)(6) 1,600 1,603
United Airlines, 4.625%, 4/15/29 (1) 19,820 19,439
29,223
Automotive  3.2%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 22,235 23,397
Advance Auto Parts, 7.00%, 8/1/30 (1) 15,400 15,789
Advance Auto Parts, 7.375%, 8/1/33 (1) 13,865 14,210

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Belron U.K. Finance, 5.75%, 10/15/29 (1) 8,100 8,181
Benteler International, 7.25%, 6/15/31 (EUR) (1) 3,420 4,294
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 13,142 16,624
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  2,615 3,308
Mavis Tire Express Services Topco, 6.50%, 5/15/29 (1)(7) 10,510 10,431
Nissan Motor, 4.81%, 9/17/30 (1) 6,460 6,002
Nissan Motor, 7.50%, 7/17/30 (1) 6,970 7,286
Nissan Motor, 7.75%, 7/17/32 (1) 6,870 7,192
Nissan Motor, 8.125%, 7/17/35 (1) 13,265 14,020
Nissan Motor Acceptance, 7.05%, 9/15/28 (1) 5,920 6,133
Rivian Holdings, 10.00%, 1/15/31 (1)(7) 56,365 53,124
Tenneco, 8.00%, 11/17/28 (1) 520 519
Wand NewCo 3, 7.625%, 1/30/32 (1) 24,010 25,300
215,810
Beverages  0.1%
Primo Water Holdings, 6.25%, 4/1/29 (1) 8,502 8,545
8,545
Broadcasting  4.5%
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 9,125 9,239
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(7) 5,810 5,447
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 9,115 9,263
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(7) 28,990 28,120
Clear Channel Outdoor Holdings, 7.875%, 4/1/30 (1) 11,050 11,464
CMG Media, 8.875%, 6/18/29 (1) 20,440 18,984
E.W. Scripps, 9.875%, 8/15/30 (1) 10,175 9,539
Gray Media, 5.375%, 11/15/31 (1)(7) 10,904 8,014
Gray Media, 9.625%, 7/15/32 (1) 16,935 16,977
Lamar Media, 4.00%, 2/15/30  1,905 1,810
Lamar Media, 4.875%, 1/15/29  13,970 13,760
Neptune Bidco U.S., 14.179%, 4/15/29 (1) 31,402 31,167
Outfront Media Capital, 7.375%, 2/15/31 (1) 4,895 5,140
Scripps Escrow II, 3.875%, 1/15/29 (1)(7) 4,322 3,825
Sirius XM Radio, 4.00%, 7/15/28 (1) 31,145 29,977
Stagwell Global, 5.625%, 8/15/29 (1) 37,565 36,156
Univision Communications, 8.00%, 8/15/28 (1) 505 523
Univision Communications, 8.50%, 7/31/31 (1) 27,670 28,431
Univision Communications, 9.375%, 8/1/32 (1) 17,480 18,398
Warnermedia Holdings, 4.279%, 3/15/32 (7) 12,455 10,696
Warnermedia Holdings, 5.05%, 3/15/42  9,835 6,590
303,520
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 19,140 19,332
Howard Hughes, 4.125%, 2/1/29 (1) 16,640 15,870

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Howard Hughes, 4.375%, 2/1/31 (1) 8,925 8,289
Howard Hughes, 5.375%, 8/1/28 (1) 15,505 15,428
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP) (1) 4,560 6,176
Miller Homes Group Finco, 7.00%, 5/15/29 (GBP)  3,630 4,916
70,011
Building Products  2.0%
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 5,425 5,533
Builders FirstSource, 6.375%, 6/15/32 (1) 6,445 6,654
Builders FirstSource, 6.375%, 3/1/34 (1) 10,550 10,853
Builders FirstSource, 6.75%, 5/15/35 (1) 6,905 7,190
CP Atlas Buyer, 9.75%, 7/15/30 (1) 3,190 3,290
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (1) 16,405 16,918
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1) 15,555 15,361
Quikrete Holdings, 6.375%, 3/1/32 (1) 32,535 33,430
Quikrete Holdings, 6.75%, 3/1/33 (1) 30,817 31,857
131,086
Cable Operators  6.0%
C&W Senior Finance, 9.00%, 1/15/33 (1) 9,945 10,454
CCO Holdings, 4.50%, 6/1/33 (1) 19,165 17,081
CCO Holdings, 4.75%, 2/1/32 (1)(7) 5,715 5,301
CCO Holdings, 6.375%, 9/1/29 (1) 36,597 37,100
CCO Holdings, 7.375%, 3/1/31 (1) 41,725 43,238
Charter Communications Operating, 6.484%, 10/23/45  46,025 44,648
CSC Holdings, 6.50%, 2/1/29 (1) 11,001 8,608
CSC Holdings, 7.50%, 4/1/28 (1)(7) 19,130 15,400
CSC Holdings, 11.25%, 5/15/28 (1)(7) 13,045 13,012
CSC Holdings, 11.75%, 1/31/29 (1) 23,905 21,873
Directv Financing, 5.875%, 8/15/27 (1) 3,022 3,007
Directv Financing, 10.00%, 2/15/31 (1) 17,400 17,269
DISH DBS, 5.25%, 12/1/26 (1) 21,620 20,971
DISH DBS, 5.75%, 12/1/28 (1) 27,662 26,002
DISH DBS, 7.375%, 7/1/28  6,285 5,672
DISH DBS, 7.75%, 7/1/26  2,780 2,704
DISH Network, 11.75%, 11/15/27 (1) 11,507 12,140
EchoStar, 10.75%, 11/30/29  30,140 32,438
Midcontinent Communications, 8.00%, 8/15/32 (1)(7) 13,470 14,042
Sable International Finance, 7.125%, 10/15/32 (1) 20,625 20,994
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (1) 35,083 32,770
404,724
Chemicals  3.2%
Avient, 6.25%, 11/1/31 (1) 6,760 6,878
Avient, 7.125%, 8/1/30 (1) 27,175 28,058
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31 (1) 7,750 8,147

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Celanese U.S. Holdings, 7.05%, 11/15/30  6,590 6,829
Celanese U.S. Holdings, 7.20%, 11/15/33  43,055 44,616
CVR Partners, 6.125%, 6/15/28 (1) 31,264 31,147
GPD, 12.50%, 12/31/29 (1)(7) 7,417 6,156
Methanex, 5.25%, 12/15/29  7,225 7,162
Methanex, 5.65%, 12/1/44  5,809 4,822
Methanex U.S. Operations, 6.25%, 3/15/32 (1) 7,935 8,005
Qnity Electronics, 5.75%, 8/15/32 (1) 11,275 11,458
Qnity Electronics, 6.25%, 8/15/33 (1) 4,785 4,923
Windsor Holdings III, 8.50%, 6/15/30 (1) 26,940 28,556
WR Grace Holdings, 5.625%, 8/15/29 (1) 14,380 13,391
WR Grace Holdings, 7.375%, 3/1/31 (1) 6,305 6,415
216,563
Consumer Products  0.6%
Kontoor Brands, 4.125%, 11/15/29 (1) 8,420 7,925
Newell Brands, 6.375%, 5/15/30  11,300 11,145
Newell Brands, 8.50%, 6/1/28 (1) 15,743 16,629
Under Armour, 7.25%, 7/15/30 (1) 6,765 6,758
42,457
Container  0.6%
Ball, 6.875%, 3/15/28  11,880 12,088
Graham Packaging, 7.125%, 8/15/28 (1) 2,174 2,171
Sealed Air, 5.00%, 4/15/29 (1) 6,520 6,455
Sealed Air, 6.125%, 2/1/28 (1) 2,880 2,920
Sealed Air, 6.875%, 7/15/33 (1) 27 29
Sealed Air, 7.25%, 2/15/31 (1) 250 262
Trident TPI Holdings, 12.75%, 12/31/28 (1) 6,710 7,188
Trivium Packaging Finance, 8.25%, 7/15/30 (1) 5,315 5,627
36,740
Energy  11.6%
Aethon United BR, 7.50%, 10/1/29 (1) 15,850 16,524
AmeriGas Partners, 9.375%, 6/1/28 (1) 9,799 10,056
AmeriGas Partners, 9.50%, 6/1/30 (1) 9,340 9,760
Civitas Resources, 8.375%, 7/1/28 (1) 6,930 7,181
Civitas Resources, 8.625%, 11/1/30 (1) 16,831 17,462
Civitas Resources, 8.75%, 7/1/31 (1) 10,380 10,665
Civitas Resources, 9.625%, 6/15/33 (1) 13,055 13,773
Comstock Resources, 5.875%, 1/15/30 (1) 13,835 12,936
Comstock Resources, 6.75%, 3/1/29 (1) 24,100 23,708
Crescent Energy Finance, 7.375%, 1/15/33 (1) 32,728 31,869
Crescent Energy Finance, 7.625%, 4/1/32 (1) 25,140 25,014
Crescent Energy Finance, 9.25%, 2/15/28 (1) 9,041 9,403
Gulfport Energy Operating, 6.75%, 9/1/29 (1) 11,465 11,694

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 6.00%, 2/1/31 (1) 10,085 9,707
Hilcorp Energy I, 6.25%, 4/15/32 (1) 11,059 10,589
Hilcorp Energy I, 7.25%, 2/15/35 (1) 29,735 29,066
Hilcorp Energy I, 8.375%, 11/1/33 (1) 25,476 26,591
Kinetik Holdings, 5.875%, 6/15/30 (1) 36,820 37,050
Magnolia Oil & Gas Operating, 6.875%, 12/1/32 (1) 13,900 14,265
Matador Resources, 6.50%, 4/15/32 (1) 9,610 9,754
NGL Energy Operating, 8.125%, 2/15/29 (1) 7,545 7,686
NGL Energy Operating, 8.375%, 2/15/32 (1) 30,090 30,579
Occidental Petroleum, 7.95%, 6/15/39  560 638
Permian Resources Operating, 6.25%, 2/1/33 (1) 11,200 11,368
Permian Resources Operating, 7.00%, 1/15/32 (1) 12,460 12,896
Permian Resources Operating, 9.875%, 7/15/31 (1) 8,218 8,937
Prairie Acquiror, 9.00%, 8/1/29 (1) 7,880 8,185
Range Resources, 4.75%, 2/15/30 (1) 6,995 6,820
Range Resources, 8.25%, 1/15/29  5,695 5,823
Seadrill Finance, 8.375%, 8/1/30 (1) 24,245 25,063
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (7)(9) 13,030 13,682
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (9) 4,885 5,099
Sunoco, 7.00%, 5/1/29 (1) 5,695 5,909
Sunoco, 7.25%, 5/1/32 (1) 22,483 23,748
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 15,245 14,978
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 16,715 16,360
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 13,715 14,058
Transocean, 6.80%, 3/15/38  4,770 3,739
Transocean, 8.25%, 5/15/29 (1) 5,695 5,510
Transocean, 8.50%, 5/15/31 (1) 12,950 12,108
Transocean, 8.75%, 2/15/30 (1) 26,680 28,181
Transocean Aquila, 8.00%, 9/30/28 (1) 5,977 6,119
Valaris, 8.375%, 4/30/30 (1) 10,585 10,955
Venture Global LNG, 8.125%, 6/1/28 (1) 470 486
Venture Global LNG, 9.50%, 2/1/29 (1) 17,250 18,953
Venture Global LNG, VR, 9.00% (1)(9)(10) 56,020 55,530
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 23,580 24,523
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1) 22,450 23,460
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 5,610 6,150
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 20,860 23,233
Vermilion Energy, 6.875%, 5/1/30 (1) 15,045 14,387
782,230
Entertainment & Leisure  3.2%
Carnival, 6.00%, 5/1/29 (1) 1,140 1,154
Carnival, 6.125%, 2/15/33 (1) 12,290 12,582

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Churchill Downs, 5.75%, 4/1/30 (1) 20,045 19,995
Cinemark USA, 5.25%, 7/15/28 (1) 14,130 14,042
Cinemark USA, 7.00%, 8/1/32 (1) 8,355 8,637
Motion Finco, 8.375%, 2/15/32 (1) 13,875 12,158
NCL, 6.75%, 2/1/32 (1) 13,540 13,946
NCL, 7.75%, 2/15/29 (1) 21,450 22,871
NCL, 8.125%, 1/15/29 (1) 6,373 6,692
NCL Finance, 6.125%, 3/15/28 (1) 5,570 5,646
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 20,110 20,613
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(7) 25,365 24,889
Six Flags Entertainment, 5.25%, 7/15/29 (7) 13,971 13,482
Six Flags Entertainment, 7.25%, 5/15/31 (1)(7) 34,723 34,897
211,604
Financial  11.6%
Acrisure, 7.50%, 11/6/30 (1) 23,890 24,726
Acrisure, 8.25%, 2/1/29 (1) 14,685 15,272
Acrisure, 8.50%, 6/15/29 (1) 17,140 17,997
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1)(7) 8,335 8,200
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 26,717 26,684
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 41,113 42,501
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1)(7) 16,850 17,355
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)(7) 17,110 16,426
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 3,970 4,218
Cobra AcquisitionCo, 6.375%, 11/1/29 (1) 14,235 12,349
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 6,185 6,378
Focus Financial Partners, 6.75%, 9/15/31 (1) 9,984 10,283
HUB International, 5.625%, 12/1/29 (1) 24,276 24,306
HUB International, 7.25%, 6/15/30 (1) 41,675 43,550
HUB International, 7.375%, 1/31/32 (1) 33,385 34,971
Jane Street Group, 6.125%, 11/1/32 (1) 29,985 30,022
Jane Street Group, 6.75%, 5/1/33 (1) 23,260 24,016
Jane Street Group, 7.125%, 4/30/31 (1) 22,604 23,536
Jerrold Finco, 7.50%, 6/15/31 (GBP) (1) 4,710 6,544
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 19,965 21,063
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 8,030 8,522
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 12,475 11,836
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 37,975 37,690
Navient, 5.625%, 8/1/33  34,543 31,607
Navient, 7.875%, 6/15/32 (7) 13,425 14,063
Navient, 9.375%, 7/25/30  34,795 38,014
Navient, 11.50%, 3/15/31  18,925 21,433
OneMain Finance, 6.125%, 5/15/30  13,165 13,330

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 7.125%, 11/15/31  10,035 10,374
OneMain Finance, 7.50%, 5/15/31  14,225 14,865
OneMain Finance, 7.875%, 3/15/30  335 354
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 35,470 36,667
PennyMac Financial Services, 6.875%, 2/15/33 (1) 9,284 9,458
PennyMac Financial Services, 7.125%, 11/15/30 (1) 16,535 17,114
PennyMac Financial Services, 7.875%, 12/15/29 (1) 15,255 16,151
PROG Holdings, 6.00%, 11/15/29 (1) 21,075 20,522
Rocket, 6.125%, 8/1/30 (1) 9,255 9,521
Rocket, 6.375%, 8/1/33 (1) 9,605 9,965
Ryan Specialty, 4.375%, 2/1/30 (1) 6,015 5,804
Ryan Specialty, 5.875%, 8/1/32 (1) 6,220 6,282
United Wholesale Mortgage, 5.50%, 4/15/29 (1)(7) 8,235 8,070
USI, 7.50%, 1/15/32 (1) 11,370 12,024
UWM Holdings, 6.625%, 2/1/30 (1) 13,645 13,867
777,930
Food  0.9%
B&G Foods, 8.00%, 9/15/28 (1) 6,501 6,379
Chobani, 7.625%, 7/1/29 (1) 13,380 13,949
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(6) 7,782 8,375
Darling Ingredients, 6.00%, 6/15/30 (1) 14,030 14,153
Post Holdings, 6.25%, 2/15/32 (1) 8,245 8,472
TreeHouse Foods, 4.00%, 9/1/28 (7) 7,330 6,798
58,126
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 11,295 11,027
Graphic Packaging International, 3.75%, 2/1/30 (1) 9,390 8,838
19,865
Gaming  2.5%
Caesars Entertainment, 6.50%, 2/15/32 (1) 9,350 9,560
Caesars Entertainment, 7.00%, 2/15/30 (1) 13,860 14,328
Churchill Downs, 6.75%, 5/1/31 (1) 14,515 14,914
Cirsa Finance International, 6.50%, 3/15/29 (EUR)  2,815 3,425
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (1) 2,232 2,719
Light & Wonder International, 7.00%, 5/15/28 (1) 370 369
Light & Wonder International, 7.25%, 11/15/29 (1) 36,600 37,515
Light & Wonder International, 7.50%, 9/1/31 (1) 6,800 7,072
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (1) 12,700 12,403
Midwest Gaming Borrower, 4.875%, 5/1/29 (1) 12,950 12,529
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 7,110 7,137
Playtika Holding, 4.25%, 3/15/29 (1) 12,205 11,152
Scientific Games Holdings, 6.625%, 3/1/30 (1) 14,035 13,439

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Voyager Parent, 9.25%, 7/1/32 (1) 19,555 20,533
167,095
Health Care  8.2%
1261229 B.C., 10.00%, 4/15/32 (1) 39,750 41,241
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1) 5,035 5,180
AthenaHealth Group, 6.50%, 2/15/30 (1)(7) 29,240 28,619
Bausch + Lomb, 8.375%, 10/1/28 (1) 12,470 12,984
CHS, 5.25%, 5/15/30 (1) 8,280 7,390
CHS, 6.125%, 4/1/30 (1)(7) 11,850 8,473
CHS, 10.875%, 1/15/32 (1) 21,595 22,783
Concentra Health Services, 6.875%, 7/15/32 (1) 6,520 6,748
DaVita, 6.875%, 9/1/32 (1) 20,015 20,665
IQVIA, 6.25%, 6/1/32 (1) 19,940 20,513
LifePoint Health, 5.375%, 1/15/29 (1)(7) 10,147 9,614
LifePoint Health, 9.875%, 8/15/30 (1) 2,285 2,468
LifePoint Health, 10.00%, 6/1/32 (1)(7) 29,854 30,750
LifePoint Health, 11.00%, 10/15/30 (1) 42,625 46,887
Medline Borrower, 5.25%, 10/1/29 (1) 45,320 44,867
Medline Borrower, 6.25%, 4/1/29 (1) 34,590 35,498
Molina Healthcare, 3.875%, 5/15/32 (1) 7,430 6,631
Molina Healthcare, 4.375%, 6/15/28 (1) 14,450 14,053
Molina Healthcare, 6.25%, 1/15/33 (1) 6,645 6,678
MPT Operating Partnership, 5.00%, 10/15/27 (7) 7,715 7,291
MPT Operating Partnership, 8.50%, 2/15/32 (1) 10,785 11,297
Opal Bidco, 6.50%, 3/31/32 (1) 24,755 25,188
Organon, 5.125%, 4/30/31 (1)(7) 16,285 13,924
Star Parent, 9.00%, 10/1/30 (1) 12,980 13,742
Tenet Healthcare, 4.375%, 1/15/30  14,540 14,104
Tenet Healthcare, 6.125%, 10/1/28  45,160 45,160
Tenet Healthcare, 6.125%, 6/15/30  19,798 20,070
Tenet Healthcare, 6.75%, 5/15/31  10,420 10,811
Tenet Healthcare, 6.875%, 11/15/31  4,689 5,023
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  8,170 8,895
547,547
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%, 9/30/32  6,445 6,471
6,471
Information Technology  6.0%
Capstone Borrower, 8.00%, 6/15/30 (1) 20,785 21,668
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(6) 6,879 7,189
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(6) 35,820 40,419
Cloud Software Group, 6.50%, 3/31/29 (1) 25 25

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, 8.25%, 6/30/32 (1) 16,165 17,297
Cloud Software Group, 9.00%, 9/30/29 (1) 93,050 96,656
Dye & Durham, 8.625%, 4/15/29 (1) 15,717 16,424
Entegris, 5.95%, 6/15/30 (1) 32,815 33,184
Gen Digital, 7.125%, 9/30/30 (1) 21,190 21,799
Match Group Holdings II, 3.625%, 10/1/31 (1) 13,120 11,825
Match Group Holdings II, 4.125%, 8/1/30 (1) 23,400 21,967
Match Group Holdings II, 4.625%, 6/1/28 (1) 7,910 7,772
Match Group Holdings II, 5.625%, 2/15/29 (1) 4,018 4,008
Match Group Holdings II, 6.125%, 9/15/33 (1) 14,430 14,556
McAfee, 7.375%, 2/15/30 (1)(7) 43,415 40,050
ROBLOX, 3.875%, 5/1/30 (1) 11,030 10,465
SS&C Technologies, 6.50%, 6/1/32 (1) 8,750 9,078
Twilio, 3.625%, 3/15/29  195 186
Twilio, 3.875%, 3/15/31 (7) 12,970 12,127
Wolfspeed, 12.875%, 6/23/30 (1)(4) 15,755 16,705
403,400
Lodging  1.1%
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 12,265 11,514
Hilton Domestic Operating, 5.875%, 3/15/33 (1)(7) 9,120 9,302
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 7,480 7,667
Park Intermediate Holdings, 4.875%, 5/15/29 (1) 9,855 9,584
Park Intermediate Holdings, 5.875%, 10/1/28 (1) 8,500 8,489
Park Intermediate Holdings, 7.00%, 2/1/30 (1) 5,035 5,186
RHP Hotel Properties, 4.50%, 2/15/29 (1) 14,995 14,658
RHP Hotel Properties, 6.50%, 6/15/33 (1) 9,560 9,859
RHP Hotel Properties, 7.25%, 7/15/28 (1) 65 67
76,326
Manufacturing  1.6%
Arcosa, 6.875%, 8/15/32 (1) 4,840 5,033
Enpro, 6.125%, 6/1/33 (1) 9,985 10,197
Madison IAQ, 4.125%, 6/30/28 (1) 18,880 18,361
Madison IAQ, 5.875%, 6/30/29 (1)(7) 17,065 16,809
Mueller Water Products, 4.00%, 6/15/29 (1) 18,780 18,029
Sensata Technologies, 4.00%, 4/15/29 (1) 18,660 17,844
Sensata Technologies, 5.875%, 9/1/30 (1) 11,875 11,928
Stevens Holding, 6.125%, 10/1/26 (1) 7,410 7,373
105,574
Metals & Mining  1.9%
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 20,970 22,202
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 13,135 14,613
ATI, 7.25%, 8/15/30  6,272 6,586
Carpenter Technology, 7.625%, 3/15/30  2,568 2,645

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Champion Iron Canada, 7.875%, 7/15/32 (1) 6,600 6,872
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 10,705 10,598
Cleveland-Cliffs, 7.50%, 9/15/31 (1) 12,065 12,201
Constellium, 6.375%, 8/15/32 (1)(7) 6,685 6,827
ERO Copper, 6.50%, 2/15/30 (1) 240 234
Hecla Mining, 7.25%, 2/15/28  15,993 16,193
Hudbay Minerals, 6.125%, 4/1/29 (1) 14,820 14,931
Mineral Resources, 8.125%, 5/1/27 (1) 6,680 6,688
Novelis, 4.75%, 1/30/30 (1) 7,110 6,834
127,424
Other Telecommunications  2.3%
Cogent Communications Group, 7.00%, 6/15/27 (1) 10,030 9,942
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 18,275 18,435
Frontier Communications Holdings, 8.75%, 5/15/30 (1) 12,740 13,313
Level 3 Financing, 4.00%, 4/15/31 (1) 21,650 18,078
Level 3 Financing, 6.875%, 6/30/33 (1) 19,730 19,878
Level 3 Financing, 7.00%, 3/31/34 (1) 36,715 36,807
Level 3 Financing, 10.00%, 10/15/32 (1) 16,804 16,783
Level 3 Financing, 10.75%, 12/15/30 (1) 9,821 11,061
Maya, 8.50%, 4/15/31 (1) 3,220 3,458
Zayo Group Holdings, 4.00%, 3/1/27 (1) 7,375 7,135
154,890
Real Estate Investment Trust Securities  1.3%
Global Net Lease, 4.50%, 9/30/28 (1) 24,300 23,632
Service Properties Trust, 8.625%, 11/15/31 (1) 31,275 33,229
Service Properties Trust, 8.875%, 6/15/32 (7) 29,365 30,246
87,107
Restaurants  0.3%
Yum! Brands, 5.35%, 11/1/43  7,718 7,332
Yum! Brands, 6.875%, 11/15/37  14,160 15,435
22,767
Retail  1.5%
Bath & Body Works, 6.625%, 10/1/30 (1) 25,740 26,384
Bath & Body Works, 6.694%, 1/15/27  1,575 1,607
Bath & Body Works, 7.50%, 6/15/29 (7) 9,520 9,758
CVS Health, VR, 7.00%, 3/10/55 (9) 32,270 33,463
PetSmart, 7.50%, 9/15/32 (1) 16,930 16,718
Victra Holdings, 8.75%, 9/15/29 (1)(7) 9,625 10,118
98,048
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 13,805 14,375
Hughes Satellite Systems, 6.625%, 8/1/26 (7) 213 197
14,572

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services  5.7%
Albion Financing 1, 7.00%, 5/21/30 (1) 19,265 19,891
Allied Universal Holdco, 6.875%, 6/15/30 (1) 13,570 13,977
Allied Universal Holdco, 7.875%, 2/15/31 (1) 20,401 21,396
Avis Budget Car Rental, 8.00%, 2/15/31 (1)(7) 16,530 17,047
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(7) 9,810 10,166
Axon Enterprise, 6.125%, 3/15/30 (1) 5,295 5,434
Axon Enterprise, 6.25%, 3/15/33 (1) 3,940 4,063
Boost Newco Borrower, 7.50%, 1/15/31 (1) 36,792 39,000
EG Global Finance, 12.00%, 11/30/28 (1) 19,990 22,096
Fortress Intermediate 3, 7.50%, 6/1/31 (1) 11,380 11,935
Herc Holdings, 7.00%, 6/15/30 (1) 11,770 12,211
Loxam, 6.375%, 5/31/29 (EUR) (1) 3,672 4,452
RB Global Holdings, 6.75%, 3/15/28 (1) 7,080 7,239
RB Global Holdings, 7.75%, 3/15/31 (1) 9,780 10,257
Sabre GLBL, 10.75%, 11/15/29 (1)(7) 27,490 26,700
Sabre GLBL, 11.125%, 7/15/30 (1) 5,590 5,478
Shift4 Payments, 5.50%, 5/15/33 (EUR) (1) 8,845 10,727
Shift4 Payments, 6.75%, 8/15/32 (1) 6,005 6,208
Staples, 10.75%, 9/1/29 (1) 7,240 6,914
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 18,710 18,593
UKG, 6.875%, 2/1/31 (1) 64,315 66,325
United Rentals North America, 3.75%, 1/15/32  5,385 4,947
United Rentals North America, 3.875%, 2/15/31  14,640 13,762
United Rentals North America, 6.125%, 3/15/34 (1) 7,130 7,362
Williams Scotsman, 6.625%, 6/15/29 (1) 6,375 6,534
Williams Scotsman, 7.375%, 10/1/31 (1) 9,264 9,669
382,383
Supermarkets  0.3%
Iceland Bondco, 10.875%, 12/15/27 (GBP) (1) 2,198 3,141
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 7.536%,
12/15/27 (EUR) (1) 2,290 2,687
Performance Food Group, 6.125%, 9/15/32 (1) 10,510 10,746
16,574
Transportation  0.3%
Genesee & Wyoming, 6.25%, 4/15/32 (1) 11,010 11,175
Watco, 7.125%, 8/1/32 (1) 11,570 12,033
23,208
Utilities  4.9%
AES, VR, 6.95%, 7/15/55 (9) 4,570 4,433
AES, VR, 7.60%, 1/15/55 (9) 2,190 2,250
Alpha Generation, 6.75%, 10/15/32 (1) 11,420 11,748
California Buyer, 6.375%, 2/15/32 (1) 13,325 13,358

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  18,710 18,476
HAT Holdings I, 8.00%, 6/15/27 (1) 13,522 13,995
NRG Energy, 6.25%, 11/1/34 (1) 13,405 13,723
NRG Energy, VR, 10.25% (1)(9)(10) 15,383 16,921
PG&E, VR, 7.375%, 3/15/55 (9) 15,137 15,061
Talen Energy Supply, 8.625%, 6/1/30 (1) 47,022 50,079
TerraForm Power Operating, 5.00%, 1/31/28 (1) 20,067 19,816
TransAlta, 7.75%, 11/15/29  4,925 5,122
Vistra, VR, 7.00% (1)(9)(10) 9,650 9,759
Vistra, VR, 8.00% (1)(9)(10) 40,950 41,769
Vistra, Series C, VR, 8.875% (1)(7)(9)(10) 38,807 42,203
Vistra Operations, 7.75%, 10/15/31 (1) 23,910 25,375
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)(7) 6,945 7,075
XPLR Infrastructure Operating Partners, 8.375%, 1/15/31 (1)(7) 12,180 12,698
XPLR Infrastructure Operating Partners, 8.625%, 3/15/33 (1)(7) 6,135 6,457
330,318
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%, 4/15/55 (9) 32,340 33,189
33,189
Total Corporate Bonds (Cost $5,951,960) 6,064,064
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 53,499 33,570
Total Municipal Securities (Cost $29,545) 33,570
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $39,715 (4)(5)(8) 40 40,367
Total Preferred Stocks (Cost $39,715) 40,367
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 75,499 75,499
Total Short-Term Investments (Cost $75,499) 75,499

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  4.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 4.37% (12)(13) 274,403 274,403
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 274,403
Total Securities Lending Collateral (Cost $274,403) 274,403
Total Investments in Securities 102.6%
(Cost $6,779,061) $ 6,893,856
Other Assets Less Liabilities (2.6)% (175,140)
Net Assets 100.0% $ 6,718,716
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,312,002 and represents 79.1% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Non-income producing
(5) Level 3 in fair value hierarchy.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) All or a portion of this security is on loan at August 31, 2025.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $57,067 and represents 0.8% of net assets.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/24/25 USD 21,041 GBP 15,585 $ (33)
Standard Chartered 11/21/25 USD 47,369 EUR 40,349 (79)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (112)

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 1,208++
Totals $ —# $ — $ 1,208+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 410,458  ¤  ¤ $ 349,902
Total $ 349,902^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,208 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $349,902.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The High Yield Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE High Yield Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F57-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,123,513 $ — $ 6,123,513
Bank Loans — 316,742 8,816 325,558
Common Stocks 12,561 — — 12,561
Convertible Preferred Stocks 25,255 — 16,700 41,955
Preferred Stocks — — 40,367 40,367
Short-Term Investments 75,499 — — 75,499
Securities Lending Collateral 274,403 — — 274,403
Total $ 387,718 $ 6,440,255 $ 65,883 $ 6,893,856
Liabilities
Forward Currency Exchange
Contracts $ — $ 112 $ — $ 112
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal
Securities.